Summarised Financial Information (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information of Income Statement

Notes to the Unaudited Interim Financial Statements

Summarised Financial Information cont…

Six months ended 30 June 2021	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Income Statement
Revenue	-	-	-	-	-	-
(Loss)/profit from operations	(10)	(1)	(1)	-	4	-
Dividend income	-	-	-	-	2,255	-
Net finance income/(costs)	83	(16)	133	-	(208)	-
Profit/(loss) before taxation	73	(17)	132	-	2,051	-
Taxation on ordinary activities	-	13	(1)	-	43	-
Profit/(loss) for the period	73	(4)	131	-	2,094	-

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(10)	(1)	(1)	-	17	-
Transactions with non-issuer/non-guarantor subsidiaries net finance income	-	356	281	-	14	-
Dividend income from non-issuer/non-guarantor subsidiaries	-	-	-	-	2,255	-

Six months ended 30 June 2020	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	-	-	-	-	-	-
(Loss)/profit from operations	(19)	3	(1)	-	(3)	-
Dividend income	-	-	-	-	2,310	-
Net finance income/(costs)	49	425	96	-	(456)	-
Profit/(loss) before taxation	30	428	95	-	1,851	-
Taxation on ordinary activities	-	(98)	-	-	109	-
Profit/(loss) for the period	30	330	95	-	1,960	-

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(19)	3	(1)	-	8	-
Transactions with non-issuer/non-guarantor subsidiaries net finance income/(cost)	5	573	419	-	16	-
Dividend income from non-issuer/non-guarantor subsidiaries	-	-	-	-	2,310	-

Summarised Financial Information of Balance Sheet

Notes to the Unaudited Interim Financial Statements

Summarised Financial Information cont…

As at 30 June 2021	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	236	18,795	9,655	1,448	362	70

Current assets	4,707	2,419	30,953	18	997	20

Non-current liabilities	9	17,688	12,070	1,448	8,788	18

Non-current borrowings	-	17,677	11,975	1,448	8,724	-

Other non-current liabilities	9	11	95	-	64	18

Current liabilities	1,621	3,419	26,835	18	722	7

Current borrowings	1,579	3,389	26,454	18	199	3

Other current liabilities	42	30	381	-	523	4

Intercompany transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	4,671	15,570	38,172	-	1,322	20

Amounts due to non-issuer/non-guarantor subsidiaries	-	2,228	18,376	-	55	2

Investment in subsidiaries (that are not issuers or guarantors)	27,234	-	718	-	23,189	1,516

As at 31 December 2020	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet

Non-current assets	236	18,991	10,332	1,509	402	26

Current assets	7,070	3,404	30,601	22	268	15

Non-current liabilities	1,580	17,867	15,326	1,509	8,885	6

Non-current borrowings	1,571	17,867	15,243	1,509	8,823	-

Other non-current liabilities	9	-	83	-	62	6

Current liabilities	52	4,444	24,038	22	972	2

Current borrowings	9	4,329	23,478	22	200	1

Other current liabilities	43	115	560	-	772	1

Intercompany transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	7,031	16,088	38,761	-	620	15

Amounts due to non-issuer/non-guarantor subsidiaries	3	3,139	19,550	-	62	1

Investment in subsidiaries (that are not issuers or guarantors)	27,234	-	718	-	23,820	1,580